Schedule of Property and Equipment, Net (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 30,443,257	$ 31,136,800	$ 26,742,282
Accumulated depreciation	(20,335,836)	(14,593,687)	(6,146,559)
Total property and equipment, net	10,107,421	16,543,113	20,595,723
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,541,850	1,627,933	1,585,126
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,180,563	1,255,244	1,186,260
Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	9,369,127	8,924,424	6,365,630
Tooling, Production and Test Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	18,225,025	19,194,959	16,058,742
Construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 126,692	$ 134,240	$ 1,546,524